Fair Value Measurements (Details) (Fair Value, Measurements, Recurring [Member], Fair Value, Inputs, Level 2 [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Textual)
Derivative liability	$ 0	$ 17